Investment in RealD - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Schedule Of Marketable Securities [Line Items]
Number of options to purchase common stock			1,085,828
Additional options earned to purchase common stock of RealD		136,952
Exercise price of options	$ 0.00667
License agreement term				7 years 6 months
Cumulative net unrealized holding losses from accumulated other comprehensive income (loss) to earnings		$ 12,610
Number of shares owned in RealD				1,222,780
Investment in marketable securities - RealD		9,709		13,707
Unrealized holding gain (loss)		(21,694)	9,084	3,998
Investment In Real D
Schedule Of Marketable Securities [Line Items]
Fair value of options earned		3,402	18,909
Investment in marketable securities - RealD		$ 9,709	$ 27,993	$ 13,707